Intangibles Assets (Details) - Schedule of intangible assets - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		$ 1,864	$ 1,024
Accumulated Amortization		1,126	587
Net Carrying Value	$ 94,665	$ 738	$ 437
Website development [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	3 years	3 years	3 years
Gross Carrying Value	$ 297	$ 211	$ 123
Accumulated Amortization	118	75	15
Net Carrying Value	179	136	$ 108
Talent acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life			2 years
Gross Carrying Value	1,022	1,653	$ 901
Accumulated Amortization	350	1,051	572
Net Carrying Value	$ 672	$ 602	$ 329
Talent acquisition [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	2 years	2 years
Talent acquisition [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	3 years	3 years
Intangible assets, net [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 1,319	$ 1,864
Accumulated Amortization	468	1,126
Net Carrying Value	$ 851	$ 738